United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-21235

(Investment Company Act File Number)

_Federated Premier Municipal Income Fund_

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/10

Date of Reporting Period:  Quarter ended 2/28/10

Item 1.                      Schedule of Investments

Federated Premier Municipal Income Fund

Portfolio of Investments

February 28, 2010 (unaudited)

Principal Amount			Value
		MUNICIPAL BONDS – 99.6%
		Alabama – 0.2%
$350,000		Courtland, AL IDB, PCR Refunding Bonds (Series 2005A), 5.00% (International Paper Co.), 6/1/2025	314,615
		Arizona – 2.0%
2,000,000		Pima County, AZ IDA, Revenue Bonds (Series 2008B), 5.75% (Tucson Electric Power Co.), 9/1/2029	2,018,440
750,000		Verrado Community Facilities District No. 1, AZ, Revenue Bonds, 6.50%, 7/15/2027	693,443
		TOTAL	2,711,883
		California – 11.2%
2,000,000		Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (Series 2009F-1), 5.00%, 4/1/2028	2,092,140
1,280,000		California State, Refunding Economic Recovery Bonds (Series 2009A), 5.00% (California State Fiscal Recovery Fund), 7/1/2018	1,430,656
2,000,000		California State, UT GO Various Purpose Bonds, 5.75% (Original Issue Yield: 5.95%), 4/1/2031	2,048,240
1,500,000		California State, Various Purpose UT GO Bonds, 5.25%, 10/1/2025	1,531,905
1,000,000		California State, Various Purpose UT GO Bonds, 6.00% (Original Issue Yield: 6.10%), 4/1/2038	1,030,300
260,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series 2007A-1), 5.75%, 6/1/2047	190,770
750,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Revenue Bonds (Series 2003A-2), 7.90% (United States Agency PRF 6/1/2013@100), 6/1/2042	907,762
1,500,000		M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), 7.00% (GTD by Citigroup, Inc.), 11/1/2034	1,679,175
2,000,000		Regents of University of California, General Revenue Bonds (Series 2009Q), 5.25%, 5/15/2029	2,163,780
2,000,000		San Francisco, CA City & County Airport Commission, Second Series Revenue Bonds (Series 2009E), 5.50%, 5/1/2025	2,130,340
		TOTAL	15,205,068
		Colorado – 4.4%
725,000		Antelope Heights Metropolitan District, CO, LT GO Bonds, 8.00% (United States Treasury PRF 12/1/2013@101), 12/1/2023	909,534
1,000,000		Buckhorn Valley Metropolitan District No. 2, CO, LT GO Bonds, 7.00%, 12/1/2023	901,140
500,000		Colorado Educational & Cultural Facilities Authority, Refunding Revenue Bonds (Series A), 7.00% (Denver Academy)/(Original Issue Yield: 7.25%), 11/1/2023	517,565
230,000		Colorado State Higher Education Capital Construction Lease Purchase Financing Program, COP (Series 2008), 5.50% (Original Issue Yield: 5.60%), 11/1/2027	246,190
90,000		Colorado State Higher Education Capital Construction Lease Purchase Financing Program, COP (Series 2008), 5.50% (United States Treasury PRF 11/1/2018@100)/(Original Issue Yield: 5.60%), 11/1/2027	108,039
250,000		Conservatory Metropolitan District, CO, LT GO Bonds, 6.75% (United States Treasury PRF 12/1/2013@102), 12/1/2034	298,390
500,000		Conservatory Metropolitan District, CO, LT GO Bonds, 7.55% (United States Treasury PRF 12/1/2013@102), 12/1/2032	624,170
665,000		Conservatory Metropolitan District, CO, Refunding & Improvement LT GO Bonds, 5.125% (Radian Asset Assurance, Inc. INS), 12/1/2037	479,811
1,000,000		Denver, CO Health & Hospital Authority, Revenue Bonds, 6.25% (United States Treasury PRF 12/1/2014@100)/(Original Issue Yield: 6.28%), 12/1/2033	1,216,290
500,000		Southlands, CO Metropolitan District No. 1, LT GO Bonds (Series 2004), 7.00% (United States Treasury PRF 12/1/2014@100)/(Original Issue Yield: 7.05%), 12/1/2024	626,095
		TOTAL	5,927,224
		Connecticut – 0.9%
1,250,000		Connecticut State Development Authority, First Mortgage Gross Revenue Health Care Project Bonds (Series 2003), 5.85% (Elim Park Baptist Home, Inc.)/(Original Issue Yield: 5.98%), 12/1/2033	1,156,450
		District of Columbia – 1.8%
2,500,000		District of Columbia Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds, 6.50% (Original Issue Yield: 6.67%), 5/15/2033	2,470,175
		Florida – 5.6%
540,000		Broward County, FL Airport System, Airport System Refunding Revenue Bonds (Series 2009O), 5.375% (Original Issue Yield: 5.48%), 10/1/2029	555,676
400,000	[1]	Capital Trust Agency, FL, Revenue Bonds (Series 2003A), 8.95% (Seminole Tribe of Florida Convention and Resort Hotel Facilities)/(United States Treasury PRF 10/1/2012@102)/(Original Issue Yield: 8.95%), 10/1/2033	484,840
1,235,000		Harbor Bay, FL Community Development District, Special Assessment Revenue Bonds, 6.75%, 5/1/2034	851,471
400,000		Orlando, FL Urban Community Development District, Capital Improvement Revenue Bonds, 6.25%, 5/1/2034	335,596

Principal Amount		Value
$1,000,000	Orlando, FL Utilities Commission, Utility System Revenue Bonds (Series 2009A), 5.25%, 10/1/2039	1,060,040
1,000,000	South Lake County, FL Hospital District, Revenue Bonds (Series 2009A), 6.00% (South Lake Hospital, Inc.)/(Original Issue Yield: 6.05%), 4/1/2029	1,013,210
1,000,000	South Lake County, FL Hospital District, Revenue Bonds, 6.625% (South Lake Hospital, Inc.), 10/1/2023	1,033,890
1,000,000	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2007), 6.65% (Original Issue Yield: 6.70%), 5/1/2040	842,980
990,000	Verandah West, FL Community Development District, Capital Improvement Revenue Bonds (Series 2003A), 6.625% (Original Issue Yield: 6.75%), 5/1/2033	924,036
490,000	Winter Garden Village at Fowler Groves Community Development District, FL, Special Assessment Bonds (Series 2006), 5.65%, 5/1/2037	446,400
	TOTAL	7,548,139
	Georgia – 3.0%
1,500,000	Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 6.00% (Original Issue Yield: 6.14%), 11/1/2024	1,631,895
1,000,000	Atlanta, GA, Tax Allocation Bonds (Series 2005B), 5.60% (Eastside Tax Allocation District)/(Original Issue Yield: 5.65%), 1/1/2030	910,710
1,500,000	DeKalb Private Hospital Authority, GA, Revenue Anticipation Certificates (Series 2009), 5.00% (Children's Healthcare of Atlanta, Inc.), 11/15/2024	1,560,810
	TOTAL	4,103,415
	Guam – 0.3%
375,000	Guam Government LO (Section 30), Bonds (Series 2009A), 5.625% (Original Issue Yield: 5.875%), 12/1/2029	379,601
	Hawaii – 1.7%
750,000	Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series 2009), 6.50% (Hawaiian Electric Co., Inc.), 7/1/2039	805,875
1,400,000	Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series A), 8.00% (Kahala Nui)/(Original Issue Yield: 8.175%), 11/15/2033	1,493,128
	TOTAL	2,299,003
	Illinois – 2.6%
977,000	Antioch Village, IL Special Service Area No. 1, Special Tax Revenue Bonds, 6.625% (Deercrest Project), 3/1/2033	735,066
1,000,000	Chicago, IL Special Assessment, Improvement Revenue Bonds, 6.75% (Lakeshore East Project)/(Original Issue Yield: 6.769%), 12/1/2032	938,190
420,000	DuPage County, IL, Special Tax Bonds (Series 2006), 5.625% (Naperville Campus LLC), 3/1/2036	315,529
1,000,000	Illinois Educational Facilities Authority, Refunding Revenue Bonds (Series A), 5.70% (Augustana College)/(Original Issue Yield: 5.90%), 10/1/2032	1,004,720
625,000	Illinois Finance Authority, Revenue Bonds (Series 2005A), 6.00% (Landing at Plymouth Place)/(Original Issue Yield: 6.04%), 5/15/2037	501,600
	TOTAL	3,495,105
	Indiana – 1.2%
1,930,000	Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.25% (Baptist Homes of Indiana), 11/15/2035	1,673,387
	Kentucky – 0.2%
325,000	Kentucky EDFA, Revenue Bonds (Series 2000A), 6.625% (Norton Healthcare, Inc.)/(Original Issue Yield: 6.97%), 10/1/2028	330,359
	Maryland – 0.9%
550,000	Baltimore, MD, Special Obligation Revenue Bonds (Series 2008A), 7.00% (East Baltimore Research Park), 9/1/2038	538,048
690,000	Maryland State Economic Development Corp., Revenue Bonds (Series B), 5.75% (Ports America Chesapeake, Inc.)/(Original Issue Yield: 5.875%), 6/1/2035	702,786
	TOTAL	1,240,834
	Mississippi – 1.3%
2,000,000	Mississippi Development Bank, Special Obligation Bonds (Series 2006A), 5.00% (Municipal Energy Agency of Mississippi)/(Syncora Guarantee, Inc. INS), 3/1/2041	1,784,080
	Missouri – 0.4%
500,000	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (Series 2003A), 5.50% (Branson, MO)/(Original Issue Yield: 5.56%), 12/1/2032	495,470
	New Jersey – 0.4%
500,000	New Jersey EDA, Revenue Bonds, (Series 2004), 5.75% (NJ Dedicated Cigarette Excise Tax)/(Original Issue Yield: 5.89%), 6/15/2029	495,350

Principal Amount			Value
$214,016	[3]	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, 6.50% (Pascack Valley Hospital Association)/(Original Issue Yield: 6.72%), 7/1/2023	2
		TOTAL	495,352
		New Mexico – 0.6%
750,000	[1,2]	Jicarilla, NM Apache Nation, Revenue Bonds, 5.50%, 9/1/2023	787,598
		New York – 7.8%
1,030,000		Chautauqua County, NY IDA, Exempt Facility Revenue Bonds (Series 2009), 5.875% (NRG Energy, Inc.), 4/1/2042	1,044,410
750,000		Dutchess County, NY IDA, Civic Facility Revenue Bonds (Series 2004B), 7.50% (St. Francis Hospital and Health Centers), 3/1/2029	741,022
800,000	[1]	New York City, NY IDA, Liberty Revenue Bonds (Series A), 6.50% (7 World Trade Center LLC), 3/1/2035	802,296
1,000,000		New York City, NY Municipal Water Finance Authority, Revenue Bonds, 5.50% (Original Issue Yield: 5.57%), 6/15/2026	1,156,130
2,000,000		New York City, NY Municipal Water Finance Authority, Water & Sewer System Second General Resolution Revenue Bonds (Series Fiscal 2009EE), 5.25% (Original Issue Yield: 5.50%), 6/15/2040	2,123,800
1,430,000		New York City, NY, UT GO Bonds (Series 2009E), 5.00%, 8/1/2026	1,533,246
1,000,000		New York State Dormitory Authority, Revenue Bonds (Series 2009C), 5.00% (School District Financing Program)/(Assured Guaranty Corp. INS), 10/1/2025	1,081,500
2,000,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2009A-2), 5.25% (Original Issue Yield: 5.44%), 11/15/2034	2,126,340
		TOTAL	10,608,744
		North Carolina – 1.4%
1,000,000		North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series 2003C), 5.375% (Original Issue Yield: 5.57%), 1/1/2017	1,074,510
800,000		North Carolina Medical Care Commission, Health Care Housing Revenue Bonds (Series 2004A), 5.80% (Arc of North Carolina Projects), 10/1/2034	784,544
		TOTAL	1,859,054
		Ohio – 1.7%
1,090,000		Ohio State Air Quality Development Authority, 5.70% (FirstEnergy Solutions Corp.), 8/1/2020	1,154,114
500,000		Ohio State University, General Receipts Bonds (Series 2008A), 5.00%, 12/1/2026	549,820
500,000		Ohio State University, General Receipts Bonds (Series 2008A), 5.00%, 12/1/2027	545,900
		TOTAL	2,249,834
		Oregon – 0.3%
500,000	[1]	Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Revenue Bonds (Series 2006C), 5.625%, 10/1/2026	352,645
		Pennsylvania – 7.1%
1,000,000		Allegheny County, PA IDA, Environmental Improvement Refunding Revenue Bonds (Series 2009), 6.50% (United States Steel Corp.), 5/1/2017	1,053,960
935,000		Cumberland County, PA Municipal Authority, Retirement Community Revenue Bonds (Series 2002A), 7.25% (Wesley Affiliated Services, Inc. Obligated Group)/(United States Treasury PRF 1/1/2013@101)/(Original Issue Yield: 7.50%), 1/1/2035	1,100,439
360,000		Cumberland County, PA Municipal Authority, Retirement Community Revenue Bonds (Series 2002A), 7.25% (Wesley Affiliated Services, Inc. Obligated Group)/(United States Treasury PRF 1/1/2013@101)/(Original Issue Yield: 7.50%), 1/1/2035	423,698
500,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, (Series A), 6.00% (UPMC Health System)/(Original Issue Yield: 6.16%), 1/15/2031	515,505
2,000,000		Pennsylvania State Turnpike Commission, Turnpike Subordinate Revenue Bonds (Series 2009D), 5.50%, 12/1/2041	2,077,920
1,630,000		Philadelphia, PA Water & Wastewater System, Water and Wastewater Revenue Bonds (Series 2009A), 5.00% (Original Issue Yield: 5.13%), 1/1/2027	1,687,637
2,500,000		Philadelphia, PA, UT GO Refunding Bonds (Series 2009A), 5.25% (Assured Guaranty Corp. INS)/(Original Issue Yield: 5.30%), 8/1/2022	2,758,725
		TOTAL	9,617,884
		Puerto Rico – 1.5%
2,000,000		Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue Bonds (First Subordinate Series 2009A), 6.00% (Original Issue Yield: 6.25%), 8/1/2042	2,093,700
		South Carolina – 0.9%
1,170,000		South Carolina Jobs-EDA, Health System Revenue Bonds (Series A), 5.625% (Bon Secours Health System)/(Original Issue Yield: 5.84%), 11/15/2030	1,164,934
		South Dakota – 2.0%
1,000,000		Educational Enhancement Funding Corp., SD, Tobacco Revenue Bonds (Series 2002B), 6.50%, 6/1/2032	987,140

Principal Amount			Value
$1,750,000		South Dakota State Health & Educational Authority, Revenue Bonds, 5.65% (Westhills Village Retirement Community)/(Original Issue Yield: 5.75%), 9/1/2023	1,780,030
		TOTAL	2,767,170
		Tennessee – 3.7%
2,000,000		Johnson City, TN Health & Education Facilities Board, Hospital Refunding Revenue Bonds (Series A), 7.50% (Mountain States Health Alliance)/(MBIA GIC & cash collateral PRF 7/1/2012@103), 7/1/2025	2,271,680
2,580,000		Tennessee State School Board Authority, Higher Educational Facilities Second Program Bonds (Series 2008B), 5.50%, 5/1/2038	2,795,146
		TOTAL	5,066,826
		Texas – 15.5%
700,000		Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2004A), 7.125% (Wise Regional Health System), 9/1/2034	691,845
385,000		HFDC of Central Texas, Inc., Retirement Facility Revenue Bonds (Series 2006A), 5.50% (Village at Gleannloch Farms, Inc.), 2/15/2027	317,201
585,000		HFDC of Central Texas, Inc., Retirement Facility Revenue Bonds (Series 2006A), 5.50% (Village at Gleannloch Farms, Inc.), 2/15/2037	428,033
2,000,000		Harris County, TX Cultural Education Facilities Finance Corp., Refunding Revenue Bonds (Series 2009), 5.625% (St. Luke's Episcopal Hospital), 2/15/2025	2,125,080
2,000,000		Houston, TX Airport System, Senior Lien Revenue & Refunding Bonds (Series 2009A), 5.00%, 7/1/2022	2,148,720
1,500,000		Lower Colorado River Authority, TX, Refunding Revenue Bonds (Series 2009), 5.25%, 5/15/2029	1,573,635
1,050,000		Sabine River Authority, TX, PCR Refunding Bonds (Series 2003B), 6.15% (Texas Competitive Electric Holdings Co. LLC), 8/1/2022	657,856
10,000,000	[4]	Spring Branch, TX ISD, LT GO Bonds, 5.250%, 2/1/2034	10,656,300
500,000		Tarrant County, TX Cultural Education Facilities Finance Corp., Revenue Bonds, (Series 2006A), 6.00% (Northwest Senior Housing Corp. Edgemere Project), 11/15/2036	441,510
1,985,000		Texas State Department of Housing & Community Affairs, Residential Mortgage Revenue Bonds (Series 2009A), 5.30%, 7/1/2034	2,037,722
		TOTAL	21,077,902
		Virginia – 3.0%
1,000,000		Broad Street CDA, VA, Revenue Bonds, 7.50% (Original Issue Yield: 7.625%), 6/1/2033	869,350
500,000		Fairfax County, VA IDA, Health Care Revenue Bonds (Series 2009C), 5.00% (Inova Health System), 5/15/2025	529,110
1,400,000		Peninsula Port Authority, VA, Residential Care Facility Revenue Bonds (Series 2003A), 7.375% (Virginia Baptist Homes Obligated Group)/(United States Treasury PRF 12/1/2013@100)/(Original Issue Yield: 7.625%), 12/1/2032	1,685,418
1,000,000		Virginia Peninsula Port Authority, Coal Terminal Refunding Revenue Bonds (Series 2003), 6.00% (Brinks Co. (The)), 4/1/2033	1,018,420
		TOTAL	4,102,298
		Washington – 12.1%
2,000,000		Tobacco Settlement Authority, WA, Tobacco Settlement Asset Backed Revenue Bonds, 6.625% (Original Issue Yield: 6.875%), 6/1/2032	2,005,760
1,000,000		Washington State Health Care Facilities Authority, Revenue Bonds, 5.00% (Group Health Cooperative)/(Radian Asset Assurance, Inc. INS), 12/1/2036	833,910
12,790,000	[4]	Washington State, UT GO Bonds, (Series 2008A), 5.000%, 7/1/2030	13,531,181
		TOTAL	16,370,851
		Wisconsin – 3.0%
2,000,000		Wisconsin State General Fund Appropriation, Revenue Bonds (Series 2009A), 6.00% (Wisconsin State)/(Original Issue Yield: 6.10%), 5/1/2036	2,198,180
500,000		Wisconsin State HEFA, Revenue Bonds, 6.50% (Tomah Memorial Hospital, Inc.)/(Original Issue Yield: 6.75%), 7/1/2023	481,415
500,000		Wisconsin State HEFA, Revenue Bonds, 6.625% (Tomah Memorial Hospital, Inc.)/(Original Issue Yield: 6.875%), 7/1/2028	482,480
1,000,000		Wisconsin State HEFA, Revenue Bonds, 7.25% (Community Memorial Hospital)/(Original Issue Yield: 7.45%), 1/15/2033	925,630
		TOTAL	4,087,705
		Wyoming – 0.9%
1,200,000		Sweetwater County, WY PCRB, PCR Refunding Bonds (Series 2006), 5.25% (Idaho Power Co.), 7/15/2026	1,248,240
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $132,781,684)	135,085,545
		SHORT-TERM MUNICIPALS – 0.4%;5
		New York – 0.2%
300,000		New York City, NY IDA, Liberty Revenue Bonds (Series 2004 B) Daily VRDNs (One Bryant Park LLC)/(Bank of America N.A. and Citibank N.A., New York LOCs), 0.140%, 3/1/2010	300,000

Principal Amount		Value
	Pennsylvania – 0.2%
$300,000	Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2005A) Daily VRDNs (Children's Hospital of Philadelphia)/(Bank of America N.A. LIQ), 0.120%, 3/1/2010	300,000
	TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)	600,000
	TOTAL MUNICIPAL INVESTMENTS — 100.0% (IDENTIFIED COST $133,381,684)[6]	135,685,545
	OTHER ASSETS AND LIABILITIES — NET[7]	(15,678,239)
	LIQUIDATION VALUE OF AUCTION PREFERRED SHARES	(36,575,000)
	TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$83,432,306
  At February 28, 2010, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2010, these restricted securities amounted to $2,427,379, which represented 1.8% of total market value.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At February 28, 2010, these liquid restricted securities amounted to $787,598, which represented 0.6% of total market value.
Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at February 28, 2010, is as follows:
Security	Acquisition Date	Acquisition Cost	Market Value
Capital Trust Agency, FL, Revenue Bonds (Series 2003A), 8.95% (Seminole Tribe of Florida Convention and Resort Hotel Facilities)/(United States Treasury PRF 10/1/2012@102)/(Original Issue Yield: 8.95%), 10/1/2033	5/9/2003	$400,000	$484,840
Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Revenue Bonds (Series 2006C), 5.625%, 10/1/2026	6/9/2006	$500,000	$352,645
New York City, NY IDA, Liberty Revenue Bonds (Series A), 6.50% (7 World Trade Center LLC), 3/1/2035	3/15/2005	$800,000	$802,296
3	Obligor filed for bankruptcy. On September 30, 2008, a Notice of Initial Distribution was received and a portion of the bond was redeemed at par. Subsequent distributions occurred on March 19, 2009 and August 12, 2009. The market value of the remaining par is adjusted to reflect the expected value of future distributions.
4	Underlying security in inverse floater structure.
5	Current rate and next reset date shown for Variable Rate Demand Notes.
6	At February 28, 2010, the cost of investments for federal tax purposes was $116,157,223. The net unrealized appreciation of investments for federal tax purposes was $2,426,583. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,199,409 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,772,826.
7	Assets, other than investments in securities, less liabilities.
  Note: The categories of investments are shown as a percentage of total market value at February 28, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  As of February 28, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
  The following acronyms are used throughout this portfolio:
CDA	— Community Development Authority
COP	— Certificate of Participation
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
HFDC	— Health Facility Development Corporation
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
INS	— Insured
ISD	— Independent School District
LIQ	— Liquidity Agreement
LO	— Limited Obligation
LOC(s)	— Letter(s) of Credit
LT	— Limited Tax
PCR	— Pollution Control Revenue
PCRB	— Pollution Control Revenue Bond
PRF	— Prerefunded
UT	— Unlimited Tax
VRDNs	— Variable Rate Demand Notes

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Premier Municipal Income Fund

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	April 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	April 21, 2010

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	April 21, 2010